Schedule of Investments (unaudited) March 31, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Boeing Co.(a)	510,046	$108,349,072
General Dynamics Corp.	204,751	46,726,226
Howmet Aerospace, Inc.	336,170	14,243,523
Huntington Ingalls Industries, Inc.	36,612	7,579,416
L3Harris Technologies, Inc.	173,100	33,969,144
Lockheed Martin Corp.	207,361	98,025,766
Northrop Grumman Corp.	131,718	60,816,835
Raytheon Technologies Corp.	1,338,392	131,068,729
Textron, Inc.	190,018	13,420,971
TransDigm Group, Inc.	47,228	34,809,397

		549,009,079

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.(b)	107,165	10,648,986
Expeditors International of Washington, Inc.	144,881	15,954,296
FedEx Corp.	218,135	49,841,666
United Parcel Service, Inc., Class B	664,453	128,897,237

		205,342,185

Automobile Components — 0.1%
Aptiv PLC(a)	247,819	27,802,814
BorgWarner, Inc.	212,186	10,420,454

		38,223,268

Automobiles — 1.9%
Ford Motor Co.	3,595,885	45,308,151
General Motors Co.	1,292,442	47,406,773
Tesla, Inc.(a)	2,454,492	509,208,910

		601,923,834

Banks — 3.1%
Bank of America Corp.	6,354,382	181,735,325
Citigroup, Inc.	1,763,375	82,684,654
Citizens Financial Group, Inc.	453,139	13,761,831
Comerica, Inc.	117,856	5,117,308
Fifth Third Bancorp	622,692	16,588,515
First Republic Bank(b)	167,966	2,349,844
Huntington Bancshares, Inc.	1,325,535	14,845,992
JPMorgan Chase & Co.	2,676,914	348,828,663
KeyCorp	846,467	10,597,767
M&T Bank Corp.	156,793	18,747,739
PNC Financial Services Group, Inc.	366,898	46,632,736
Regions Financial Corp.	858,763	15,938,641
Truist Financial Corp.	1,204,533	41,074,575
U.S. Bancorp	1,271,477	45,836,746
Wells Fargo & Co.	3,469,197	129,678,584
Zions Bancorp NA	137,643	4,119,655

		978,538,575

Beverages — 1.8%
Brown-Forman Corp., Class B	165,482	10,635,528
Coca-Cola Co.	3,543,462	219,800,948
Constellation Brands, Inc., Class A	148,414	33,525,238
Keurig Dr. Pepper, Inc.	777,725	27,438,138
Molson Coors Beverage Co., Class B	172,881	8,934,490
Monster Beverage Corp.(a)	693,518	37,456,907
PepsiCo, Inc.	1,254,312	228,661,078

		566,452,327

Biotechnology — 2.3%
AbbVie, Inc.	1,610,084	256,599,087
Amgen, Inc.	485,605	117,395,009
Biogen, Inc.(a)	131,103	36,450,567

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.	1,141,905	$94,743,858
Incyte Corp.(a)	169,464	12,247,163
Moderna, Inc.(a)(b)	300,684	46,179,049
Regeneron Pharmaceuticals, Inc.(a)	97,493	80,107,073
Vertex Pharmaceuticals, Inc.(a)	233,684	73,626,818

		717,348,624

Broadline Retail — 2.8%
Amazon.com, Inc.(a)	8,136,152	840,383,140
eBay, Inc.	497,210	22,061,208
Etsy, Inc.(a)(b)	115,093	12,813,304

		875,257,652

Building Products — 0.4%
A O Smith Corp.	117,189	8,103,619
Allegion PLC	79,067	8,438,821
Carrier Global Corp.	761,361	34,832,266
Johnson Controls International PLC	628,013	37,818,943
Masco Corp.	206,583	10,271,307
Trane Technologies PLC	209,679	38,576,742

		138,041,698

Capital Markets — 2.8%
Ameriprise Financial, Inc.	96,884	29,694,946
Bank of New York Mellon Corp.	672,768	30,570,578
BlackRock, Inc.(c)	136,744	91,498,145
Cboe Global Markets, Inc.	97,578	13,098,871
Charles Schwab Corp.	1,388,693	72,739,739
CME Group, Inc., Class A	327,251	62,675,111
FactSet Research Systems, Inc.	34,598	14,361,284
Franklin Resources, Inc.	254,123	6,846,074
Goldman Sachs Group, Inc.	308,305	100,849,649
Intercontinental Exchange, Inc.	508,252	53,005,601
Invesco Ltd.	420,422	6,894,921
MarketAxess Holdings, Inc.	33,970	13,292,121
Moody’s Corp.	143,848	44,020,365
Morgan Stanley	1,200,210	105,378,438
MSCI, Inc.	72,796	40,743,193
Nasdaq, Inc.	309,612	16,926,488
Northern Trust Corp.	189,313	16,684,155
Raymond James Financial, Inc.	175,801	16,396,959
S&P Global, Inc.	303,174	104,525,300
State Street Corp.	332,136	25,139,374
T Rowe Price Group, Inc.	204,367	23,073,034

		888,414,346

Chemicals — 1.8%
Air Products & Chemicals, Inc.	201,933	57,997,177
Albemarle Corp.	107,065	23,665,648
Celanese Corp.	91,453	9,958,317
CF Industries Holdings, Inc.	180,343	13,073,064
Corteva, Inc.	649,994	39,201,138
Dow, Inc.	640,717	35,124,106
DuPont de Nemours, Inc.	418,095	30,006,678
Eastman Chemical Co.	109,209	9,210,687
Ecolab, Inc.	226,421	37,479,468
FMC Corp.	115,005	14,045,561
International Flavors & Fragrances, Inc.	230,460	21,193,102
Linde PLC	450,100	159,983,544
LyondellBasell Industries NV, Class A	230,104	21,604,465
Mosaic Co.	312,487	14,336,904

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PPG Industries, Inc.	212,732	$28,416,740
Sherwin-Williams Co.	214,698	48,257,669

		563,554,268

Commercial Services & Supplies — 0.5%
Cintas Corp.	78,524	36,331,484
Copart, Inc.(a)	391,788	29,466,376
Republic Services, Inc.	186,337	25,196,489
Rollins, Inc.	207,904	7,802,637
Waste Management, Inc.	340,078	55,490,527

		154,287,513

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	226,296	37,986,047
Cisco Systems, Inc.	3,749,155	195,987,078
F5, Inc.(a)	53,572	7,804,905
Juniper Networks, Inc.	298,689	10,280,875
Motorola Solutions, Inc.	152,225	43,556,139

		295,615,044

Construction & Engineering — 0.1%
Quanta Services, Inc.	130,356	21,722,524

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	56,452	20,043,847
Vulcan Materials Co.	120,232	20,627,002

		40,670,849

Consumer Finance — 0.5%
American Express Co.	544,040	89,739,398
Capital One Financial Corp.	347,204	33,387,137
Discover Financial Services	250,044	24,714,349
Synchrony Financial	410,182	11,928,092

		159,768,976

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	404,958	201,211,481
Dollar General Corp.	205,271	43,201,335
Dollar Tree, Inc.(a)(b)	190,797	27,388,909
Kroger Co.	590,156	29,136,002
Sysco Corp.	460,716	35,581,097
Target Corp.	418,973	69,394,498
Walgreens Boots Alliance, Inc.	657,718	22,743,888
Walmart, Inc.	1,284,989	189,471,628

		618,128,838

Containers & Packaging — 0.3%
Amcor PLC	1,352,352	15,389,766
Avery Dennison Corp.	73,900	13,222,927
Ball Corp.	283,963	15,649,201
International Paper Co.	321,618	11,597,545
Packaging Corp. of America	83,266	11,559,819
Sealed Air Corp.	133,957	6,149,966
Westrock Co.	227,684	6,937,531

		80,506,755

Distributors — 0.2%
Genuine Parts Co.	128,003	21,416,182
LKQ Corp.	231,034	13,113,490
Pool Corp.	35,301	12,088,474

		46,618,146

Security	Shares	Value

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	6,488,657	$124,906,647
Verizon Communications, Inc.	3,823,652	148,701,827

		273,608,474

Electric Utilities — 1.8%
Alliant Energy Corp.	227,585	12,153,039
American Electric Power Co., Inc.	468,333	42,613,620
Constellation Energy Corp.	296,239	23,254,762
Duke Energy Corp.	700,926	67,618,331
Edison International	349,836	24,694,923
Entergy Corp.	184,071	19,831,810
Evergy, Inc.	208,077	12,717,666
Eversource Energy	318,448	24,921,741
Exelon Corp.	905,553	37,933,615
FirstEnergy Corp.	491,319	19,682,239
NextEra Energy, Inc.	1,809,180	139,451,594
NRG Energy, Inc.	207,176	7,104,065
PG&E Corp.(a)(b)	1,458,547	23,584,705
Pinnacle West Capital Corp.	101,647	8,054,508
PPL Corp.	674,518	18,744,855
Southern Co.	991,164	68,965,191
Xcel Energy, Inc.	499,491	33,685,673

		585,012,337

Electrical Equipment — 0.6%
AMETEK, Inc.	209,967	30,514,504
Eaton Corp. PLC	362,512	62,112,806
Emerson Electric Co.	538,339	46,910,860
Generac Holdings, Inc.(a)(b)	58,692	6,339,323
Rockwell Automation, Inc.	104,493	30,663,471

		176,540,964

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	542,182	44,307,113
CDW Corp.	123,862	24,139,465
Corning, Inc.	697,328	24,601,732
Keysight Technologies, Inc.(a)	163,103	26,337,873
TE Connectivity Ltd.	289,522	37,970,810
Teledyne Technologies, Inc.(a)(b)	42,839	19,164,455
Trimble, Inc.(a)(b)	223,646	11,723,523
Zebra Technologies Corp., Class A(a)	47,349	15,056,982

		203,301,953

Energy Equipment & Services — 0.4%
Baker Hughes Co.	915,696	26,426,987
Halliburton Co.	828,836	26,224,371
Schlumberger NV	1,290,422	63,359,720

		116,011,078

Entertainment — 1.4%
Activision Blizzard, Inc.	648,400	55,496,556
Electronic Arts, Inc.	238,735	28,755,631
Live Nation Entertainment, Inc.(a)(b)	130,925	9,164,750
Netflix, Inc.(a)	405,161	139,975,022
Take-Two Interactive Software, Inc.(a)	144,763	17,270,226
Walt Disney Co.(a)	1,667,188	166,935,534
Warner Bros Discovery, Inc., Class A(a)(b)	2,020,398	30,508,010

		448,105,729

Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(a)	1,644,294	507,708,658
Fidelity National Information Services, Inc.	540,225	29,350,424
Fiserv, Inc.(a)	578,029	65,334,618

2

Schedule of Investments (unaudited) (continued) March 31, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
FleetCor Technologies, Inc.(a)(b)	66,604	$14,043,454
Global Payments, Inc.	246,179	25,907,878
Jack Henry & Associates, Inc.	66,175	9,973,896
Mastercard, Inc., Class A	772,853	280,862,509
PayPal Holdings, Inc.(a)	1,037,919	78,819,569
Visa, Inc., Class A	1,488,572	335,613,443

		1,347,614,449

Food Products — 1.1%
Archer-Daniels-Midland Co.	500,125	39,839,957
Bunge Ltd.	136,892	13,075,924
Campbell Soup Co.	184,464	10,141,831
Conagra Brands, Inc.	437,146	16,419,204
General Mills, Inc.	539,298	46,088,407
Hershey Co.	134,370	34,185,072
Hormel Foods Corp.	264,660	10,554,641
J M Smucker Co.	97,657	15,368,282
Kellogg Co.	231,570	15,505,927
Kraft Heinz Co.	721,003	27,881,186
Lamb Weston Holdings, Inc.	132,469	13,845,660
McCormick & Co., Inc.	226,760	18,868,699
Mondelez International, Inc., Class A	1,242,932	86,657,219
Tyson Foods, Inc., Class A	263,622	15,638,057

		364,070,066

Gas Utilities — 0.0%
Atmos Energy Corp.	126,610	14,225,900

Ground Transportation — 0.8%
CSX Corp.	1,913,962	57,304,022
JB Hunt Transport Services, Inc.	74,860	13,134,936
Norfolk Southern Corp.	210,727	44,674,124
Old Dominion Freight Line, Inc.(b)	82,060	27,969,330
Union Pacific Corp.	559,735	112,652,266

		255,734,678

Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,587,407	160,740,833
Align Technology, Inc.(a)	66,161	22,107,037
Baxter International, Inc.	457,033	18,537,258
Becton Dickinson and Co.	259,576	64,255,443
Boston Scientific Corp.(a)	1,303,511	65,214,655
Cooper Cos., Inc.	44,652	16,671,271
Dentsply Sirona, Inc.	193,068	7,583,711
Dexcom, Inc.(a)	351,657	40,855,510
Edwards Lifesciences Corp.(a)	561,282	46,434,860
GE HealthCare Technologies, Inc.(a)	332,675	27,289,330
Hologic, Inc.(a)	225,969	18,235,698
IDEXX Laboratories, Inc.(a)	75,399	37,705,532
Insulet Corp.(a)(b)	63,454	20,239,288
Intuitive Surgical, Inc.(a)	321,733	82,193,130
Medtronic PLC	1,210,105	97,558,665
ResMed, Inc.	133,967	29,337,433
STERIS PLC	90,921	17,391,369
Stryker Corp.	306,636	87,535,379
Teleflex, Inc.	43,227	10,949,831
Zimmer Biomet Holdings, Inc.	190,974	24,673,841

		895,510,074

Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	147,401	23,600,374
Cardinal Health, Inc.	238,652	18,018,226
Centene Corp.(a)	515,535	32,586,967
Cigna Group	272,579	69,652,112

Security	Shares	Value

Health Care Providers & Services (continued)
CVS Health Corp.	1,171,912	$87,084,781
DaVita, Inc.(a)(b)	49,430	4,009,267
Elevance Health, Inc.	217,437	99,979,707
HCA Healthcare, Inc.	193,042	50,901,315
Henry Schein, Inc.(a)	122,062	9,952,936
Humana, Inc.	115,185	55,917,710
Laboratory Corp. of America Holdings	80,663	18,505,705
McKesson Corp.	129,065	45,953,593
Molina Healthcare, Inc.(a)	52,923	14,156,373
Quest Diagnostics, Inc.	103,685	14,669,354
UnitedHealth Group, Inc.	850,662	402,014,355
Universal Health Services, Inc., Class B	58,270	7,406,117

		954,408,892

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	491,148	10,790,521
Ventas, Inc.	365,828	15,858,644
Welltower, Inc.	432,013	30,971,012

		57,620,177

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	655,790	10,813,977

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.(a)	35,315	93,669,859
Caesars Entertainment, Inc.(a)	194,060	9,472,069
Carnival Corp.(a)(b)	894,078	9,074,892
Chipotle Mexican Grill, Inc.(a)	25,328	43,267,569
Darden Restaurants, Inc.	112,171	17,404,452
Domino’s Pizza, Inc.	31,708	10,459,518
Expedia Group, Inc.(a)	137,600	13,351,328
Hilton Worldwide Holdings, Inc.	246,229	34,686,279
Las Vegas Sands Corp.(a)	299,226	17,190,534
Marriott International, Inc., Class A	244,957	40,672,660
McDonald’s Corp.	666,823	186,450,379
MGM Resorts International	290,188	12,890,151
Norwegian Cruise Line Holdings Ltd.(a)(b)	388,617	5,226,899
Royal Caribbean Cruises Ltd.(a)	201,766	13,175,320
Starbucks Corp.	1,045,086	108,824,805
Wynn Resorts Ltd.(a)	94,780	10,606,830
Yum! Brands, Inc.	256,455	33,872,576

		660,296,120

Household Durables — 0.3%
D.R. Horton, Inc.	284,724	27,814,688
Garmin Ltd.	139,008	14,028,687
Lennar Corp., Class A	231,595	24,342,950
Mohawk Industries, Inc.(a)(b)	47,669	4,777,387
Newell Brands, Inc.	341,632	4,249,902
NVR, Inc.(a)	2,735	15,239,940
PulteGroup, Inc.	207,362	12,085,057
Whirlpool Corp.	48,886	6,453,930

		108,992,541

Household Products — 1.4%
Church & Dwight Co., Inc.	220,403	19,485,829
Clorox Co.	112,871	17,860,707
Colgate-Palmolive Co.	759,503	57,076,650
Kimberly-Clark Corp.	307,914	41,328,217
Procter & Gamble Co.	2,157,453	320,791,687

		456,543,090

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	608,757	14,658,869

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.8%
3M Co.	503,870	$52,961,776
General Electric Co.	994,721	95,095,328
Honeywell International, Inc.	612,104	116,985,316

		265,042,420

Industrial REITs — 0.3%
Prologis, Inc.	840,399	104,856,583

Insurance — 2.1%
Aflac, Inc.	515,142	33,236,962
Allstate Corp.	241,453	26,755,407
American International Group, Inc.	676,425	34,064,763
Aon PLC, Class A	188,326	59,377,305
Arch Capital Group Ltd.(a)(b)	335,080	22,741,880
Arthur J Gallagher & Co.	191,964	36,724,633
Assurant, Inc.	47,910	5,752,554
Brown & Brown, Inc.	216,073	12,406,912
Chubb Ltd.	377,875	73,375,767
Cincinnati Financial Corp.	142,367	15,956,493
Everest Re Group Ltd.	35,420	12,681,068
Globe Life, Inc.	83,336	9,168,627
Hartford Financial Services Group, Inc.	288,075	20,075,947
Lincoln National Corp.	142,833	3,209,457
Loews Corp.	178,674	10,366,665
Marsh & McLennan Cos., Inc.	451,584	75,211,315
MetLife, Inc.	599,347	34,726,165
Principal Financial Group, Inc.	207,172	15,397,023
Progressive Corp.	532,667	76,203,341
Prudential Financial, Inc.	333,104	27,561,025
Travelers Cos., Inc.	213,355	36,571,181
W.R. Berkley Corp.	187,309	11,661,858
Willis Towers Watson PLC	98,232	22,827,152

		676,053,500

Interactive Media & Services(a) — 4.7%
Alphabet, Inc., Class A	5,438,017	564,085,503
Alphabet, Inc., Class C	4,738,491	492,803,064
Match Group, Inc.	251,015	9,636,466
Meta Platforms, Inc., Class A	2,031,285	430,510,543

		1,497,035,576

IT Services — 1.2%
Accenture PLC, Class A	573,646	163,953,763
Akamai Technologies, Inc.(a)	143,866	11,264,708
Cognizant Technology Solutions Corp., Class A	468,625	28,553,321
DXC Technology Co.(a)	212,880	5,441,213
EPAM Systems, Inc.(a)	52,068	15,568,332
Gartner, Inc.(a)	71,548	23,308,192
International Business Machines Corp.	823,146	107,906,209
VeriSign, Inc.(a)	84,410	17,838,366

		373,834,104

Leisure Products — 0.0%
Hasbro, Inc.	116,181	6,237,758

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	269,476	37,279,310
Bio-Rad Laboratories, Inc., Class A(a)	19,866	9,516,211
Bio-Techne Corp.(b)	143,852	10,672,380
Charles River Laboratories International, Inc.(a)(b)	46,558	9,396,336
Danaher Corp.	596,485	150,338,079
Illumina, Inc.(a)(b)	143,492	33,369,065
IQVIA Holdings, Inc.(a)	168,669	33,546,578
Mettler-Toledo International, Inc.(a)	20,370	31,170,378
PerkinElmer, Inc.	114,240	15,223,622
Thermo Fisher Scientific, Inc.	357,928	206,298,961

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)(b)	54,191	$16,779,159
West Pharmaceutical Services, Inc.	67,210	23,286,249

		576,876,328

Machinery — 1.8%
Caterpillar, Inc.	473,798	108,423,934
Cummins, Inc.	128,825	30,773,716
Deere & Co.	250,056	103,243,121
Dover Corp.	127,781	19,415,045
Fortive Corp.	321,926	21,945,695
IDEX Corp.	68,839	15,903,874
Illinois Tool Works, Inc.	254,502	61,958,512
Ingersoll Rand, Inc.(b)	366,309	21,311,858
Nordson Corp.	49,465	10,994,091
Otis Worldwide Corp.	379,274	32,010,726
PACCAR, Inc.	476,451	34,876,213
Parker-Hannifin Corp.	117,163	39,379,656
Pentair PLC	150,378	8,311,392
Snap-on, Inc.	48,648	12,010,705
Stanley Black & Decker, Inc.	134,067	10,803,119
Westinghouse Air Brake Technologies Corp.	165,252	16,700,367
Xylem, Inc.	163,075	17,073,953

		565,135,977

Media — 0.8%
Charter Communications, Inc., Class A(a)	97,792	34,971,397
Comcast Corp., Class A	3,839,056	145,538,613
DISH Network Corp., Class A(a)	234,973	2,192,298
Fox Corp., Class A	278,201	9,472,744
Fox Corp., Class B	124,777	3,906,768
Interpublic Group of Cos., Inc.	350,866	13,066,250
News Corp., Class A	353,668	6,107,847
News Corp., Class B	114,231	1,991,046
Omnicom Group, Inc.	185,395	17,490,164
Paramount Global, Class B	463,480	10,340,239

		245,077,366

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	1,302,333	53,278,443
Newmont Corp.	724,983	35,538,667
Nucor Corp.	233,563	36,078,477
Steel Dynamics, Inc.	151,888	17,172,457

		142,068,044

Multi-Utilities — 0.8%
Ameren Corp.	234,259	20,237,635
CenterPoint Energy, Inc.	569,737	16,784,452
CMS Energy Corp.	262,644	16,121,089
Consolidated Edison, Inc.	324,232	31,019,275
Dominion Energy, Inc.	758,436	42,404,157
DTE Energy Co.	175,301	19,202,471
NiSource, Inc.	375,260	10,492,270
Public Service Enterprise Group, Inc.	456,512	28,509,174
Sempra Energy	286,393	43,291,166
WEC Energy Group, Inc.	286,040	27,113,732

		255,175,421

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	143,747	18,053,186
Boston Properties, Inc.	129,325	6,999,069

		25,052,255

Oil, Gas & Consumable Fuels — 4.2%
APA Corp.	296,215	10,681,513
Chevron Corp.	1,619,613	264,256,057
ConocoPhillips	1,116,921	110,809,732

4

Schedule of Investments (unaudited) (continued) March 31, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.	717,837	$17,615,720
Devon Energy Corp.	596,876	30,207,894
Diamondback Energy, Inc.	167,721	22,670,848
EOG Resources, Inc.	534,339	61,251,280
EQT Corp.	335,322	10,700,125
Exxon Mobil Corp.	3,758,187	412,122,787
Hess Corp.	251,907	33,337,372
Kinder Morgan, Inc.	1,793,406	31,402,539
Marathon Oil Corp.	578,179	13,853,169
Marathon Petroleum Corp.	414,331	55,864,249
Occidental Petroleum Corp.	661,996	41,328,410
ONEOK, Inc.	409,076	25,992,689
Phillips 66	430,294	43,623,206
Pioneer Natural Resources Co.	215,717	44,058,040
Targa Resources Corp.	205,339	14,979,480
Valero Energy Corp.	350,993	48,998,623
Williams Cos., Inc.	1,111,805	33,198,497

		1,326,952,230

Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	117,159	4,915,992
American Airlines Group, Inc.(a)	585,790	8,640,402
Delta Air Lines, Inc.(a)	580,455	20,269,488
Southwest Airlines Co.	545,842	17,761,699
United Airlines Holdings, Inc.(a)(b)	296,024	13,099,062

		64,686,643

Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	211,156	52,041,508

Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,935,726	134,165,169
Catalent, Inc.(a)	166,156	10,918,111
Eli Lilly and Co.	718,011	246,579,338
Johnson & Johnson	2,386,042	369,836,510
Merck & Co., Inc.	2,308,308	245,580,888
Organon & Co.	229,346	5,394,218
Pfizer, Inc.	5,110,548	208,510,358
Viatris, Inc.	1,097,456	10,557,527
Zoetis, Inc.	424,277	70,616,664

		1,302,158,783

Professional Services — 0.8%
Automatic Data Processing, Inc.	377,673	84,081,340
Broadridge Financial Solutions, Inc.	107,449	15,748,800
CoStar Group, Inc.(a)	371,826	25,600,220
Equifax, Inc.	112,254	22,769,601
Jacobs Solutions, Inc.	116,520	13,692,265
Leidos Holdings, Inc.	123,695	11,387,362
Paychex, Inc.	292,419	33,508,293
Robert Half International, Inc.	99,063	7,981,506
Verisk Analytics, Inc.	142,058	27,255,248

		242,024,635

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	287,647	20,943,578

Residential REITs — 0.3%
AvalonBay Communities, Inc.	126,550	21,267,993
Camden Property Trust	97,493	10,221,166
Equity Residential	309,475	18,568,500
Essex Property Trust, Inc.	59,575	12,459,515
Invitation Homes, Inc.	524,914	16,393,064

Security	Shares	Value

Residential REITs (continued)
Mid-America Apartment Communities, Inc.	105,820	$15,983,053
UDR, Inc.	281,293	11,549,891

		106,443,182

Retail REITs — 0.3%
Federal Realty Investment Trust	67,063	6,627,836
Kimco Realty Corp.	565,139	11,037,165
Realty Income Corp.	568,709	36,010,654
Regency Centers Corp.	140,786	8,613,288
Simon Property Group, Inc.	298,893	33,467,049

		95,755,992

Semiconductors & Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(a)	1,467,942	143,872,995
Analog Devices, Inc.	468,274	92,352,998
Applied Materials, Inc.	769,413	94,506,999
Broadcom, Inc.	381,373	244,666,034
Enphase Energy, Inc.(a)	123,589	25,988,295
First Solar, Inc.(a)	90,262	19,631,985
Intel Corp.	3,757,357	122,752,853
KLA Corp.	129,159	51,556,398
Lam Research Corp.	124,048	65,760,326
Microchip Technology, Inc.	500,525	41,933,984
Micron Technology, Inc.	989,617	59,713,490
Monolithic Power Systems, Inc.	40,785	20,414,524
NVIDIA Corp.	2,245,056	623,609,205
NXP Semiconductors NV	235,922	43,993,555
ON Semiconductor Corp.(a)(b)	392,136	32,280,636
Qorvo, Inc.(a)	91,828	9,326,970
QUALCOMM, Inc.	1,020,596	130,207,638
Skyworks Solutions, Inc.	147,286	17,376,802
SolarEdge Technologies, Inc.(a)(b)	50,623	15,386,861
Teradyne, Inc.(b)	142,480	15,318,025
Texas Instruments, Inc.	826,284	153,697,087

		2,024,347,660

Software — 9.3%
Adobe, Inc.(a)	417,799	161,007,201
ANSYS, Inc.(a)	78,984	26,285,875
Autodesk, Inc.(a)	196,525	40,908,644
Cadence Design Systems, Inc.(a)	249,746	52,469,137
Ceridian HCM Holding, Inc.(a)(b)	140,965	10,321,457
Fair Isaac Corp.(a)	22,957	16,131,654
Fortinet, Inc.(a)	590,348	39,234,528
Gen Digital, Inc.	527,781	9,056,722
Intuit, Inc.	256,624	114,410,678
Microsoft Corp.	6,793,396	1,958,536,067
Oracle Corp.	1,399,167	130,010,598
Paycom Software, Inc.(a)	44,246	13,451,226
PTC, Inc.(a)	96,012	12,311,619
Roper Technologies, Inc.	96,647	42,591,366
Salesforce, Inc.(a)	910,433	181,886,305
ServiceNow, Inc.(a)	183,907	85,465,261
Synopsys, Inc.(a)	139,361	53,828,186
Tyler Technologies, Inc.(a)(b)	38,201	13,547,603

		2,961,454,127

Specialized REITs — 1.2%
American Tower Corp.	423,903	86,620,339
Crown Castle, Inc.	394,098	52,746,076
Digital Realty Trust, Inc.	262,877	25,843,438
Equinix, Inc.	84,174	60,692,821
Extra Space Storage, Inc.	121,276	19,759,499
Iron Mountain, Inc.	262,448	13,886,124

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2023	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Public Storage	144,028	$43,516,620
SBA Communications Corp.	98,835	25,802,853
VICI Properties, Inc.	881,221	28,745,429
Weyerhaeuser Co.	670,040	20,188,305

		377,801,504

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	54,557	6,634,677
AutoZone, Inc.(a)	17,280	42,476,832
Bath & Body Works, Inc.	208,330	7,620,711
Best Buy Co., Inc.	180,738	14,146,363
CarMax, Inc.(a)(b)	143,103	9,198,661
Home Depot, Inc.	932,034	275,061,874
Lowe’s Cos., Inc.	551,867	110,356,844
O’Reilly Automotive, Inc.(a)(b)	56,969	48,365,542
Ross Stores, Inc.	315,978	33,534,745
TJX Cos., Inc.	1,057,061	82,831,300
Tractor Supply Co.	100,461	23,612,353
Ulta Beauty, Inc.(a)(b)	46,449	25,345,826

		679,185,728

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	13,573,123	2,238,207,983
Hewlett Packard Enterprise Co.	1,164,129	18,544,575
HP, Inc.	805,929	23,654,016
NetApp, Inc.	195,848	12,504,895
Seagate Technology Holdings PLC(b)	176,010	11,637,781
Western Digital Corp.(a)	286,151	10,779,308

		2,315,328,558

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	1,146,862	140,651,156
Ralph Lauren Corp.	37,193	4,339,307
Tapestry, Inc.	219,376	9,457,299
VF Corp.	305,300	6,994,423

		161,442,185

Tobacco — 0.7%
Altria Group, Inc.	1,631,654	72,804,401
Philip Morris International, Inc.	1,411,355	137,254,274

		210,058,675

Trading Companies & Distributors — 0.3%
Fastenal Co.	520,118	28,055,165
United Rentals, Inc.	62,801	24,854,124
W.W.Grainger, Inc.	40,977	28,225,367

		81,134,656

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co., Inc.	176,106	$25,797,768

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)(b)	543,705	78,750,232

Total Common Stocks — 98.7% (Cost: $15,163,127,153)		31,341,246,845

Investment Companies

Capital Markets — 0.8%
iShares Core S&P 500 ETF(c)	644,887	265,100,148

Total Investment Companies — 0.8% (Cost: $250,826,429)		265,100,148

Total Long-Term Investments — 99.5% (Cost: $15,413,953,582)		31,606,346,993

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	155,132,951	155,179,491
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.73%(c)(d)	139,976,443	139,976,443

Total Short-Term Securities — 0.9% (Cost: $295,075,488)		295,155,934

Total Investments — 100.4% (Cost: $15,709,029,070)		31,901,502,927

Liabilities in Excess of Other Assets — (0.4)%		(127,758,207)

Net Assets — 100.0%		$31,773,744,720

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) March 31, 2023	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$304,198,748	$—		$(148,993,366	)(a)	$26,670	$(52,561)	$155,179,491	155,132,951	$153,766	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	113,361,188	26,615,255	(a)	—		—	—	139,976,443	139,976,443	889,886		—
BlackRock, Inc.	97,239,626	—		(304,876)		(54,454)	(5,382,151)	91,498,145	136,744	686,110		—
iShares Core S&P 500 ETF	195,527,543	445,435,278		(392,890,141)		8,341,463	8,686,005	265,100,148	644,887	999,938		—

						$8,313,679	$3,251,293	$651,754,227		$2,729,700		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	817	06/16/23	$169,027	$8,394,295

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2023	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,341,246,845	$—	$—	$31,341,246,845
Investment Companies	265,100,148	—	—	265,100,148
Short-Term Securities
Money Market Funds	295,155,934	—	—	295,155,934

	$31,901,502,927	$—	$—	$31,901,502,927

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,394,295	$—	$—	$8,394,295

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

8